Capital Management (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Captial Management (Textual)
Payables and accrued expenses	$ 1,100	$ 100
Cash	6,166,000	7,520,000	$ 159,000	$ 4,689,000
Shareholders' equity	148,557,000	9,619,000	$ 59,594,000	$ 12,329,000
Shareholders' equity form of cash.	$ 6,200	$ 7,500